ITEM 1. REPORT TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                  FINAL REPORT

                                  John Hancock
                             International Small Cap
                                   Growth Fund

                                  June 4, 2003
--------------------------------------------------------------------------------

John Hancock International Small Cap Growth Fund

ASSETS AND
LIABILITIES
Final report
6-4-03 *
(unaudited)

---------------------------------------------------------------------------------------------------------
 ASSETS
---------------------------------------------------------------------------------------------------------
Cash                                                                                           $2,244,760
Foreign cash at value      (cost - $789)                                                              789
Dividends receivable                                                                                3,215
Other assets                                                                                           11
Total assets                                                                                    2,248,775
---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payable to affiliates                                                                              16,011
Other payables and accrued expenses                                                                22,064
Total liabilities                                                                                  38,075
---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Capital paid-in                                                                                 2,978,751
Accumulated net realized loss on investments and
   foreign currency transactions                                                                 (768,324)
Net unrealized appreciation of investments and
   translation of assets and liabilities in foreign currencies                                        274
Accumulated net investment loss                                                                        (1)
Net assets                                                                                     $2,210,700
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A                                   ($2,166,774    / 294,000    shares)                       $7.37
Class B                                   (   $21,963    / 3,000      shares)                       $7.32
Class C                                   (   $21,963    / 3,000      shares)                       $7.32
---------------------------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A  1                                            ($7.37 / 95%)                                 $7.76
Class C                                               ($7.32 / 99%)                                 $7.39


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

* The Statement of Assets and Liabilities reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.

See Note to financial statements.

John Hancock International Small Cap Growth Fund

-------------------------
OPERATIONS
Period from
11-1-02 through 6-4-03 *
(unaudited)
------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $3,363)                   $17,154
Interest                                                                   2,690
Total investment income                                                   19,844

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                                 12,487
Class A distribution and service fee                                       3,672
Class B distribution and service fee                                          93
Class C distribution and service fee                                          93
Custodian fee                                                             22,451
Printing                                                                   6,852
Registration and filing fee                                                2,899
Auditing fee                                                                 750
Accounting and legal services fee                                            342
Transfer agent fee                                                           277
Trustees' fee                                                                116
Miscellaneous                                                                109
Legal fee                                                                      6
Total expenses                                                            50,147
Less expense reductions                                                  29,933)
Net expenses                                                              20,214
Net investment loss                                                        (370)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on
Investments                                                             (35,686)
Foreign currency transactions                                             8,293
Change in net unrealized appreciation (depreciation) of
Investments                                                              126,176
Translation of assets and liabilities in foreign currencies                   53
Net realized and unrealized gain                                          98,836
Increase in net assets from operations                                   $98,466

* The Statement of Operations reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund.

See Note to financial statements.

John Hancock International Small Cap Growth Fund

----------
CHANGES IN
NET ASSETS
----------


                                                                                                PERIOD FROM
                                                                                                 11-1-02 to
                                                                      YEAR ENDED                6-4-03*
                                                                        10-31-02             (unaudited)
------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------------------
From operations
Net investment loss                                                      $2,068)                 ($370)
Net realized loss                                                        59,945)               (27,393)
Change in net unrealized appreciation (depreciation)                     78,819                126,229
Increase (decrease) in net assets resulting from operations              83,194)                98,466

Distributions to shareholders
From net investment income
Class A                                                                          -                 (7,823)

------------------------------------------------------------------------------------------------------------
  NET ASSETS
------------------------------------------------------------------------------------------------------------
Beginning of period                                                    2,503,251              2,120,057
End of period  1                                                      $2,120,057             $2,210,700


1 Includes accumulated net investment income (loss) of $24 and ($1), respectively.

* The Statement of Changes in Net Assets reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.

See Note to financial statements.

John Hancock International Small Cap Growth Fund
Financial Highlights
CLASS A


PERIOD ENDED                                                          10-31-01 1     10-31-02        6-4-03
                                                                                                 (unaudited)
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.00        $8.34         $7.07
Net investment loss 2                                                    (0.01)      ( 0.01)          --3
Net realized and unrealized gain (loss) on investments                   (1.65)       (1.26)         0.33
Total from investment operations                                         (1.66)       (1.27)         0.33
Less distributions
From net investment income                                                   -            -         (0.03)
Net asset value, end of period                                           $8.34        $7.07         $7.37  4
Total return 5,6 (%)                                                    (16.60) 7    (15.23)         4.62  7
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $2             $2            $2
Ratio of expenses to average net assets (%)                               1.60  8      1.60          1.60  8
Ratio of adjusted expenses to average net assets 9 (%)                    9.61  8      7.51          3.97  8
Ratio of net investment loss to average net assets (%)                   (0.21) 8     (0.07)        (0.02) 8
Portfolio turnover (%)                                                      59          153            69

See Note to financial statements.


John Hancock International Small Cap Growth Fund
Financial Highlights
CLASS B


PERIOD ENDED                                                  10-31-01 1     10-31-02        6-4-03
                                                                                         (unaudited)
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.00         $8.32          $7.01
Net investment loss 2                                           (0.03)        (0.04)         (0.02)
Net realized and unrealized gain (loss) on investments          (1.65)        (1.27)          0.33
Total from investment operations                                (1.68)        (1.31)          0.31
Net asset value, end of period                                  $8.32         $7.01          $7.32  4
Total return 5,6 (%)                                           (16.80) 7     (15.75)          4.42  7
------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            -- 10         -- 10          -- 10
Ratio of expenses to average net assets (%)                      2.30  8       2.07           2.03  8
Ratio of adjusted expenses to average net assets 9 (%)          10.31  8       7.98           4.41  8
Ratio of net investment loss to average net assets (%)          (0.92) 8      (0.54)         (0.46) 8
Portfolio turnover (%)                                             59           153             69

See Note to financial statements.


John Hancock International Small Cap Growth Fund
Financial Highlights
CLASS C


PERIOD ENDED                                                                   10-31-01 1      10-31-02         6-4-03
                                                                                                            (unaudited)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $10.00          $8.32          $7.01
Net investment loss 2                                                            (0.03)         (0.04)         (0.02)
Net realized and unrealized gain (loss) on investments                           (1.65)         (1.27)          0.33
Total from investment operations                                                 (1.68)         (1.31)          0.31
Net asset value, end of period                                                   $8.32          $7.01          $7.32  4
Total return 5,6 (%)                                                            (16.80) 7      (15.75)          4.42  7
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                             -- 10          -- 10          -- 10
Ratio of expenses to average net assets (%)                                       2.30  8        2.07           2.03  8
Ratio of adjusted expenses to average net assets 9 (%)                           10.31  8        7.98           4.41  8
Ratio of net investment loss to average net assets (%)                           (0.92) 8       (0.54)         (0.46) 8
Portfolio turnover (%)                                                              59            153             69


1.  Class A, Class B and Class C shares began operations on 6-1-01.
2.  Based on the average of the shares outstanding.
3.  Less than $0.01 per share.
4. Net assets value per share before the termination of the Fund. See Note A to financial statements.
5. Assumes dividend reinvestment and does not reflect the effect of sales changes.
6. Total returns would have been lower had certain expenses not been reduced during the periods shown.
7.  Not annualized.
8.  Annualized.
9. Does not take into consideration expense reductions during the periods shown.
10. Less than $500,000.

See Note to financial statements.

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A
Accounting policies
John Hancock International Small Cap Growth Fund (the "Fund") was a diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to achieve long-term capital appreciation.

The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bore distribution and service expenses under terms of a distribution plan had exclusive voting rights to that distribution plan.

On June 4, 2003 the Fund's sole shareholder, John Hancock Advisers, LLC, (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICO"), redeemed its shares. On June 23, 2003, the Board of Trustees voted to terminate the Fund which had no assets, liabilities or shareholders. The financial statements presented herein reflect the position of the Fund prior to the liquidation of net assets and termination of the Fund.

Significant accounting policies of the Fund were as follows:
Valuation of investments
Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations were not readily available, or the value had been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. All portfolio transactions initially expressed in terms of foreign currencies were translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Foreign currency translation
All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments were translated at the rates prevailing at the dates of the transactions.

The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arose from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arose from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Investment transactions
Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes, which were accrued as applicable.

Class allocations
Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Forward foreign currency exchange contracts
The Fund may have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Fund's daily net assets. The Fund recorded realized gains and losses at the time the forward foreign currency exchange contracts were closed out. Risks could have arizen upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. These contracts involved market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may have also purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intended to take delivery of the foreign currency. Such contracts normally involved no market risk if they were offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on June 4, 2003.

Federal income taxes
The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of June 4, 2003, the Fund's final tax year. As of June 4, 2003, for federal income tax purposes, the Fund had $764,238 of a capital loss carryforward expiring as follows: October 31, 2009 - $271,490, October 31, 2010 - $457,062 and June 4, 2011 - $35,686.

Dividends, interest and distributions
Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the period ended June 4, 2003, the tax character of distributions paid was as follows: ordinary income $7,823. Distributions paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

As of June 4, 2003, the Fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.90% of the next $500,000,000 and (c) 0.85% of the Fund's average daily net asset value in excess of $1,000,000,000. The Adviser had a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund was not responsible for the payment of the subadvisory fees.

The Adviser had agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.30% of the Fund's average daily net assets. Accordingly, the expense reduction amounted to $29,933 for the period ended June 4, 2003.

The Fund had Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

Class A and Class C shares were assessed up-front sales charges. During the period ended June 4, 2003, JH Funds received no up-front sales charges with regard to Class A and Class C shares.

Class B shares that were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 4, 2003, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Adviser owned 300,000 shares of beneficial interest of the Fund on June 4, 2003.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions
This Fund had no shares sold and repurchased during the last two periods. The Fund had an unlimited number of shares authorized with no par value.

NOTE D
Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 4, 2003, aggregated $1,089,747 and $1,042,429, respectively.

NOTE E
Reclassification of accounts
During the period ended June 4, 2003, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $8,293, a decrease in accumulated net investment loss of $8,168 and an increase in capital paid-in of $125. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of June 4, 2003. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for deferred compensation. The calculation of net investment income (loss) per share in the Financial Highlights excluded these adjustments.

NOTE F
Tax information notice
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its final tax year ended June 4, 2003.

With respect to ordinary dividends paid by the Fund for the period ended June 4, 2003, none of the dividends qualify for the corporate dividends-received deduction.

Shareholders will receive a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.

NOTE G
Termination
On June 23, 2003, the Trustees voted to terminate the Fund which after the close of business on June 4, 2003, had no assets, liabilities, or shareholders.

                      International Small Cap Growth Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee
                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803


ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a) Not applicable at this time.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
---------------------
Maureen R. Ford
Chairman, President and Chief Executive Officer

Date:    July 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
-----------------------
Maureen R. Ford
Chairman, President and Chief Executive Officer

Date:    July 24, 2003




By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    July 24, 2003